Notes Payable - Related Parties (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 19, 2019	Jun. 09, 2020	Jul. 02, 2019	Jan. 19, 2019	Dec. 20, 2018	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 23, 2021	Sep. 13, 2019
Notes Payable - Related Parties (Textual)
Convertible note payable - related party affiliate						$ 34,000		$ 34,000
Convertible note payable - related party officer						30,000		30,000	27,670
Borrowed amount							$ 19,000		670
Promissory note							$ 68,232
Repayments net advances									95,000
Interest expense						22,810
Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable						$ 840,000		$ 840,000
Convertible note payable, description						Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.		Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible note payable - related party affiliate						$ 688,444		$ 688,444
Convertible note payable - related party officer						69,391		$ 69,391
Accrued interest						186,379			125,968
Interest expense						5,431
Unpaid balance						3,685
Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description								Note 2 bears interest at an annual rate of 7% with a maturity date of December 31, 2017, at which time all unpaid principal and interest was due. On December 15, 2017 the due date was extended to July 2, 2018 and then in July, 2018, the due date was extended to June 30, 2019.
Convertible note payable - related party affiliate						164,742		$ 166,995
Convertible note payable - related party officer									27,670
Accrued interest						26,808		21,838	$ 11,350
Repayments net advances						29,053		82,025
Payment of advances						26,800		221,950
CEO One [Member]
Notes Payable - Related Parties (Textual)
Note bears interest		10.00%
Common stock		50.00%
Interest expense		$ 17,000
Current liability						52,500		13,032
CEO One [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable						15,489		45,000
CEO [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable			$ 15,000								$ 17,000
Convertible note payable, description			The advances are to be for 100% of the face value of the purchase orders to be repaid with accounts receivable related to the sales of the products underlying the purchase orders. Pike Falls receives 4% of the purchase price for the first 45 days and .00086% per day thereafter on the unpaid balance.
Accrued interest				$ 195,000
Promissory note	$ 200,000				$ 400,000
Note bears interest	12.00%	10.00%			12.00%
Note matures					12 months
Note maturity date	Sep. 23, 2021				Jan. 07, 2024
Payment of interest and principal					$ 5,000					$ 2,500
Common stock		50.00%
Interest expense		$ 15,000
Current liability						$ 105,000		90,000
CEO [Member] | Convertible Notes Payable [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable								$ 34,969
Convertible note payable, description						The note principal and put premium were $15,000, and $15,000, at December 31, and September 30, 2019. Accrued interest was $702, at December 31, 2019.		The note principal, put premium and interest balances are $15,000, $15,000 and $319 at September 30, 2019.
Accrued interest						$ 702		$ 367,500
Borrowed amount						$ 45,994
CEO [Member] | Convertible Notes Payable One [Member]
Notes Payable - Related Parties (Textual)
Convertible note payable, description						The note principal and put premium were $17,000, and $17,000, at December 31, and September 30, 2019.		The note principal, put premium and interest balances are $17,000, $17,000 and $71 at September 30, 2019.
Accrued interest						$ 505